Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Mutual Fund Series Trust
Entity Central Index Key	0001355064
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000192548
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class A
Trading Symbol	SHIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.56%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.56%
AssetsNet	$ 20,065,330
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 41,713
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,065,330 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$41,713 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000192549
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class C
Trading Symbol	SHINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	2.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	2.31%
AssetsNet	$ 20,065,330
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 41,713
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,065,330 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$41,713 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000192550
Shareholder Report [Line Items]
Fund Name	Catalyst Buffered Shield Fund
Class Name	Class I
Trading Symbol	SHIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Buffered Shield Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	1.31%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
AssetsNet	$ 20,065,330
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 41,713
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$20,065,330 Number of Portfolio Holdings28 Advisory Fee (net of waivers)$41,713 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	86.3%
Money Market Funds	0.8%
Purchased Options	12.9%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Corporate Bond ETF	31.6%
PGIM Ultra Short Bond ETF	29.4%
iShares 1-5 Year Investment Grade Corporate Bond	27.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000111983
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class A
Trading Symbol	CLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.77%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.77%
AssetsNet	$ 17,465,334
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 46,608
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000111984
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class C
Trading Symbol	CLPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.52%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.52%
AssetsNet	$ 17,465,334
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 46,608
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000142554
Shareholder Report [Line Items]
Fund Name	Catalyst Nasdaq-100 Hedged Equity Fund
Class Name	Class I
Trading Symbol	CLPFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Nasdaq-100 Hedged Equity Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.52%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
AssetsNet	$ 17,465,334
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 46,608
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,465,334
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$46,608
Portfolio Turnover	14%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	71.0%
Exchange-Traded Funds	19.4%
Money Market Funds	9.4%
Purchased Options	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	19.5%
Apple, Inc.	6.6%
NVIDIA Corporation	5.7%
Microsoft Corporation	5.4%
Broadcom, Inc.	4.8%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc. - Class A	3.5%
Tesla, Inc.	3.5%
Alphabet, Inc. - Class A	1.9%
Alphabet, Inc. - Class C	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143112
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class A
Trading Symbol	ATRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	2.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	2.00%
AssetsNet	$ 427,774,481
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,831,371
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$427,774,481 Number of Portfolio Holdings29 Advisory Fee $4,831,371 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143113
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class C
Trading Symbol	ATRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$129	2.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	2.75%
AssetsNet	$ 427,774,481
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,831,371
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$427,774,481 Number of Portfolio Holdings29 Advisory Fee $4,831,371 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000143114
Shareholder Report [Line Items]
Fund Name	Catalyst Systematic Alpha Fund
Class Name	Class I
Trading Symbol	ATRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst Systematic Alpha Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	1.75%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.75%
AssetsNet	$ 427,774,481
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 4,831,371
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$427,774,481 Number of Portfolio Holdings29 Advisory Fee $4,831,371 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Convertible Bonds	0.1%
Corporate Bonds	50.3%
Money Market Funds	4.0%
Open End Funds	7.3%
U.S. Government & Agencies	38.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Bill, 4.044%, 07/10/25	19.3%
Catalyst International Income Opportunities Fund	7.3%
Intel Corporation, 4.875%, 02/10/26	4.9%
VeriSign, Inc., 5.250%, 04/01/25	4.9%
United States Treasury Bill, 4.064%, 05/15/25	4.8%
Kraft Heinz Foods Company, 3.000%, 06/01/26	4.5%
RTX Corporation, 3.950%, 08/16/25	4.4%
Constellation Brands, Inc., 5.000%, 02/02/26	4.4%
Oracle Corporation, 2.950%, 05/15/25	4.4%
International Business Machines Corporation, 3.300%, 05/15/26	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246757
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class A
Trading Symbol	CASAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.24%
AssetsNet	$ 19,849,670
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 129,452
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,849,670 Number of Portfolio Holdings194 Advisory Fee (net of waivers)$129,452 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246758
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class C
Trading Symbol	CASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.99%
AssetsNet	$ 19,849,670
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 129,452
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,849,670 Number of Portfolio Holdings194 Advisory Fee (net of waivers)$129,452 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000246756
Shareholder Report [Line Items]
Fund Name	Catalyst/Aspect Enhanced Multi-Asset Fund
Class Name	Class I
Trading Symbol	CASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Aspect Enhanced Multi-Asset Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.99%
AssetsNet	$ 19,849,670
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 129,452
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$19,849,670 Number of Portfolio Holdings194 Advisory Fee (net of waivers)$129,452 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	56.8%
Money Market Funds	43.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core U.S. Aggregate Bond ETF	40.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000158688
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name	Class A
Trading Symbol	DCXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.24%
AssetsNet	$ 8,449,685
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,449,685 Number of Portfolio Holdings229 Advisory Fee (net of waivers)$0 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000158689
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name	Class C
Trading Symbol	DCXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	2.99%
AssetsNet	$ 8,449,685
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,449,685 Number of Portfolio Holdings229 Advisory Fee (net of waivers)$0 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000158690
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Dynamic Commodity Strategy Fund
Class Name	Class I
Trading Symbol	DCXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Dynamic Commodity Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$99	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.99%
AssetsNet	$ 8,449,685
Holdings Count | Holding	229
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,449,685 Number of Portfolio Holdings229 Advisory Fee (net of waivers)$0 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	51.1%
Money Market Funds	15.0%
U.S. Government & Agencies	33.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 1.500%, 02/15/25	10.3%
United States Treasury Note, 2.125%, 05/15/25	10.2%
United States Treasury Note, 2.000%, 08/15/25	10.2%
CME Group, Inc.	1.8%
Gladstone Land Corporation	1.8%
Intercontinental Exchange, Inc.	1.7%
Farmland Partners, Inc.	1.6%
Cboe Global Markets, Inc.	1.4%
Linde PLC	1.0%
Prysmian SpA	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000220411
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C1
Trading Symbol	MBXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$145	2.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	2.90%
AssetsNet	$ 8,050,532,513
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 67,996,700
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,050,532,513 Number of Portfolio Holdings257 Advisory Fee $67,996,700 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163769
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class A
Trading Symbol	MBXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.16%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.16%
AssetsNet	$ 8,050,532,513
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 67,996,700
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,050,532,513 Number of Portfolio Holdings257 Advisory Fee $67,996,700 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163770
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class C
Trading Symbol	MBXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	2.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	2.91%
AssetsNet	$ 8,050,532,513
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 67,996,700
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,050,532,513 Number of Portfolio Holdings257 Advisory Fee $67,996,700 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000163771
Shareholder Report [Line Items]
Fund Name	Catalyst/Millburn Hedge Strategy Fund
Class Name	Class I
Trading Symbol	MBXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Millburn Hedge Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.90%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.90%
AssetsNet	$ 8,050,532,513
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 67,996,700
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$8,050,532,513 Number of Portfolio Holdings257 Advisory Fee $67,996,700 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	51.4%
Money Market Funds	8.8%
U.S. Government & Agencies	39.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Note, 2.000%, 02/15/25	15.7%
United States Treasury Note, 2.125%, 05/15/25	14.2%
United States Treasury Note, 2.000%, 08/15/25	8.5%
iShares Russell 1000 ETF	6.4%
iShares Core S&P Mid-Cap ETF	6.3%
iShares Russell 2000 ETF	4.3%
iShares MSCI USA Min Vol Factor ETF	4.0%
Vanguard FTSE Emerging Markets ETF	3.9%
SPDR S&P 500 ETF Trust	3.7%
iShares Core S&P Small-Cap ETF	3.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130114
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class A
Trading Symbol	CWXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	2.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.24%
AssetsNet	$ 91,032,579
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 802,883
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,032,579 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$802,883 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130115
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class C
Trading Symbol	CWXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$152	3.00%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	3.00%
AssetsNet	$ 91,032,579
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 802,883
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,032,579 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$802,883 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000130116
Shareholder Report [Line Items]
Fund Name	Catalyst/Warrington Strategic Program Fund
Class Name	Class I
Trading Symbol	CWXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Warrington Strategic Program Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
AssetsNet	$ 91,032,579
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 802,883
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$91,032,579 Number of Portfolio Holdings19 Advisory Fee (net of waivers)$802,883 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	99.9%
Purchased Options	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250339
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class A
Trading Symbol	CWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	2.24%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.24%
AssetsNet	$ 35,978,996
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 258,717
InvestmentCompanyPortfolioTurnover	1917.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,978,996 Number of Portfolio Holdings235 Advisory Fee (net of waivers)$258,717 Portfolio Turnover1,917%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250340
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class C
Trading Symbol	CWECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$151	2.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	2.99%
AssetsNet	$ 35,978,996
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 258,717
InvestmentCompanyPortfolioTurnover	1917.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,978,996 Number of Portfolio Holdings235 Advisory Fee (net of waivers)$258,717 Portfolio Turnover1,917%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.

C000250341
Shareholder Report [Line Items]
Fund Name	Catalyst/Welton Advantage Multi-Strategy Fund
Class Name	Class I
Trading Symbol	CWEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Catalyst/Welton Advantage Multi-Strategy Fund for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://catalystmf.com/literature-and-forms/. You can also request this information by contacting us at 1-866-447-4228.
Material Fund Change Notice [Text Block]	This report describes change to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-447-4228
Additional Information Website	https://catalystmf.com/literature-and-forms/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.99%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.99%
AssetsNet	$ 35,978,996
Holdings Count | Holding	235
Advisory Fees Paid, Amount	$ 258,717
InvestmentCompanyPortfolioTurnover	1917.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$35,978,996 Number of Portfolio Holdings235 Advisory Fee (net of waivers)$258,717 Portfolio Turnover1,917%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.9%
Money Market Funds	11.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corporation	3.8%
Apple, Inc.	3.8%
Mastercard, Inc.	2.1%
Alphabet, Inc.	2.1%
Visa, Inc.	1.9%
Meta Platforms, Inc.	1.8%
Walt Disney Company (The)	1.3%
Coca-Cola Company (The)	1.1%
Bank of America Corporation	1.1%
S&P Global, Inc.	1.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since July 1, 2024.  For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2025 at www.CatalystMF.com or call us at 1-866-447-4228.  Effective November 18, 2024, Thomas Hamel is a Vice President of the Trust.